Leases (Tables)	6 Months Ended
Jun. 30, 2020
LEASES [Abstract]
Company’s lease expense
	Drybulk Vessel Operations Three Month Period Ended June 30, 2020	Logistics Business Three Month Period Ended June 30, 2020	Total
Lease expense for charter-in contracts	$24,155	$1,170	$25,325
Lease expense for land lease agreements	—	143	143
Lease expense for office lease agreements	—	144	144
Total	$24,155	$1,457	$25,612

	Drybulk Vessel Operations Three Month Period Ended June 30, 2019	Logistics Business Three Month Period Ended June 30, 2019	Total
Lease expense for charter-in contracts	$29,182	$—	$29,182
Lease expense for land lease agreements	—	135	135
Lease expense for office lease agreements	660	166	826
Total	$29,842	$301	$30,143

	Drybulk Vessel Operations Six Month Period Ended June 30, 2020	Logistics Business Six Month Period Ended June 30, 2020	Total
Lease expense for charter-in contracts	$49,771	$2,988	$52,759
Lease expense for land lease agreements	—	282	282
Lease expense for office lease agreements	—	303	303
Total	$49,771	$3,573	$53,344

	Drybulk Vessel Operations Six Month Period Ended June 30, 2019	Logistics Business Six Month Period Ended June 30, 2019	Total
Lease expense for charter-in contracts	$60,398	$—	$60,398
Lease expense for land lease agreements	—	271	271
Lease expense for office lease agreements	1,464	340	1,804
Total	$61,862	$611	$62,473

Total amount of lease payments on an undiscounted basis
	Charter-in vessels in operation	Land leases	Office space
June 30, 2021	$101,484	$556	$671
June 30, 2022	79,864	556	107
June 30, 2023	58,885	556	97
June 30, 2024	46,898	556	32
June 30, 2025	28,566	556	—
June 30, 2026 and thereafter	55,528	22,724	—
Total	$371,225	$25,504	$907
Operating lease liabilities, including current portion	$301,610	$7,769	$861
Discount based on incremental borrowing rate	$69,615	$17,735	$46